2. Loans: Allowance for Credit Losses on Financing Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Loans and Leases Receivable, Allowance, Beginning Balance	$ 42,500,000	$ 48,500,000	$ 33,500,000
Provision for loan losses	39,207,197	32,355,146	67,562,543
Allowance for Credit Losses, Charge-Offs	(53,570,647)	(52,228,535)	(63,673,242)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	14,863,450	13,873,389	11,110,699
Loans and Leases Receivable, Allowance, Ending Balance	43,000,000	42,500,000	48,500,000
Financing Receivable, Allowance for Credit Loss, Ending Balance	729,783,655	599,094,594	530,915,607
Financing Receivable, Collectively Evaluated for Impairment	$ 729,783,655	$ 599,094,594	$ 530,915,607